Document and Entity Information	12 Months Ended
Feb. 29, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Feb 27, 2012
Registrant Name	JPMorgan Trust I
Central Index Key	0001217286
Amendment Flag	false
Document Creation Date	Aug 2, 2012
Document Effective Date	Aug 2, 2012
Prospectus Date	Feb 29, 2012

HIGHBRIDGE FUNDS

Highbridge Dynamic Commodities Strategy Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated August 2, 2012,

to the Prospectuses dated February 29, 2012

Effective immediately, with respect to the cover of each Prospectus, the asterisk following the name Highbridge Dynamic Commodities Strategy Fund (the “Fund”) and the footnote to which it refers are both deleted in their entirety.

The paragraph immediately preceding the section “What is the goal of the Fund?” of each Prospectus is deleted in its entirety.

In “Purchasing Fund Shares” of each Prospectus, the section “What does it mean that the Highbridge Dynamic Commodities Strategy Fund is publicly offered on a limited basis?” is deleted in its entirety.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Feb 29, 2012
Supplement [Text Block]	jpmt12_SupplementTextBlock

HIGHBRIDGE FUNDS

Highbridge Dynamic Commodities Strategy Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated August 2, 2012,

to the Prospectuses dated February 29, 2012

Effective immediately, with respect to the cover of each Prospectus, the asterisk following the name Highbridge Dynamic Commodities Strategy Fund (the “Fund”) and the footnote to which it refers are both deleted in their entirety.

The paragraph immediately preceding the section “What is the goal of the Fund?” of each Prospectus is deleted in its entirety.

In “Purchasing Fund Shares” of each Prospectus, the section “What does it mean that the Highbridge Dynamic Commodities Strategy Fund is publicly offered on a limited basis?” is deleted in its entirety.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

Highbridge Dynamic Commodities Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt12_SupplementTextBlock

HIGHBRIDGE FUNDS

Highbridge Dynamic Commodities Strategy Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated August 2, 2012,

to the Prospectuses dated February 29, 2012

Effective immediately, with respect to the cover of each Prospectus, the asterisk following the name Highbridge Dynamic Commodities Strategy Fund (the “Fund”) and the footnote to which it refers are both deleted in their entirety.

The paragraph immediately preceding the section “What is the goal of the Fund?” of each Prospectus is deleted in its entirety.

In “Purchasing Fund Shares” of each Prospectus, the section “What does it mean that the Highbridge Dynamic Commodities Strategy Fund is publicly offered on a limited basis?” is deleted in its entirety.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Feb 29, 2012
Document Creation Date	dei_DocumentCreationDate	Aug 2, 2012